SEGMENT INFORMATION (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)		Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Net interest income		€ 1,905,000,000		€ 1,998,000,000		€ 3,157,000,000	[1]
Net fee and commission income / (loss)		93,000,000		139,000,000		529,000,000	[1]
Other		(26,000,000)		(73,000,000)		85,000,000	[1]
Total operating income / (loss)		1,972,000,000		2,064,000,000		3,771,000,000	[1]
Direct costs		(922,000,000)		(948,000,000)		(2,177,000,000)	[1]
Allocated costs and provisions		(4,642,000,000)		(2,932,000,000)		(1,768,000,000)	[1]
Share of profit of equity method investments		3,000,000		1,000,000		(5,000,000)	[1]
Profit / (loss) before tax		(3,589,000,000)		(1,815,000,000)		(179,000,000)	[1]
Segment assets
Segment assets		77,790,000,000		110,666,000,000		108,075,000,000	[1]
Deferred tax assets and Current income tax advance		5,675,000,000		4,546,000,000		2,855,000,000	[1]
Non-current assets held for sale		27,767,000,000
Total assets		111,232,000,000		115,212,000,000		110,930,000,000	[1]
IFRS to US GAAP differences		(11,300,000,000)		(7,051,000,000)		(4,153,000,000)	[1]
US GAAP total assets		99,932,000,000		108,161,000,000		106,777,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	121,000,000		129,000,000		226,000,000
Credit provisions and other impairment charges		4,263,000,000		2,523,000,000		1,373,000,000
Non-current asset additions		179,000,000		849,000,000		212,000,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax		(3,589,000,000)		(1,815,000,000)		(679,000,000)
Hedging of Interest Rate Risk and Net Investment Hedge		276,000,000		(897,000,000)		227,000,000
Difference in loan interest income recognition		(75,000,000)		(60,000,000)		(44,000,000)
Redeemable non-controlling interests		0		23,000,000		0
Difference of equity in earnings of investees		0		0		0
Impairment of AFS securities		(3,000,000)		(5,000,000)		2,000,000
Insurance Reserves		83,000,000		191,000,000		(85,000,000)
Other		(19,000,000)		(41,000,000)		13,000,000
Income/(loss) before income tax expense		(3,302,000,000)		(2,579,000,000)		(559,000,000)
Bond's portfolio classification		25,000,000		25,000,000		7,000,000
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		99,932,000,000		108,161,000,000	[3]			$ 114,339
Income/ (loss) before income tax		(3,302,000,000)	$ (3,779)	(2,579,000,000)		(559,000,000)
Net Income / (loss) attributable to NBG shareholders		(8,464,000,000)	$ (9,686)	(2,477,000,000)		37,000,000
Retail Banking Companies Annual Turnover		2,500,000
Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		1,905,000,000
Net fee and commission income / (loss)		93,000,000
Other		(26,000,000)
Total operating income / (loss)		1,972,000,000
Direct costs		(922,000,000)
Allocated costs and provisions		(4,642,000,000)
Share of profit of equity method investments		3,000,000
Profit / (loss) before tax		(3,589,000,000)
Segment assets
Segment assets		77,790,000,000
Deferred tax assets and Current income tax advance		5,675,000,000
Non-current assets held for sale		27,767,000,000
Total assets		111,232,000,000
IFRS to US GAAP differences		(11,300,000,000)
US GAAP total assets		99,932,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	121,000,000
Credit provisions and other impairment charges		4,263,000,000
Non-current asset additions		179,000,000
Domestic
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		65,751,000,000		69,876,000,000		72,477,000,000
Total revenue	[5],[6]	2,806,000,000		1,997,000,000		3,349,000,000
Income/ (loss) before income tax	[5]	(3,357,000,000)		(2,537,000,000)		(579,000,000)
Net Income / (loss) attributable to NBG shareholders		(3,376,000,000)		(2,624,000,000)		(623,000,000)
Group
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		99,932,000,000		108,161,000,000		106,777,000,000
Total revenue	[5],[6]	3,396,000,000		2,640,000,000		4,021,000,000
Income/ (loss) before income tax	[5]	(3,302,000,000)		(2,579,000,000)		(559,000,000)
Net Income / (loss) attributable to NBG shareholders		(8,464,000,000)		(2,477,000,000)		37,000,000
Turkish Operations
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		24,307,000,000		29,183,000,000		24,978,000,000
Total revenue	[5],[6]	0		0		0
Income/ (loss) before income tax	[5]	0		0		0
Net Income / (loss) attributable to NBG shareholders		(5,121,000,000)		169,000,000		648,000,000
Other International
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
US GAAP total assets		9,874,000,000		9,103,000,000		9,322,000,000
Total revenue	[5],[6]	590,000,000		643,000,000		672,000,000
Income/ (loss) before income tax	[5]	55,000,000		(42,000,000)		20,000,000
Net Income / (loss) attributable to NBG shareholders		33,000,000		(22,000,000)		12,000,000
Retail Banking
Segment Reporting Information [Line Items]
Net interest income		521,000,000		573,000,000		619,000,000	[1]
Net fee and commission income / (loss)		81,000,000		72,000,000		75,000,000	[1]
Other		10,000,000		23,000,000		0	[1]
Total operating income / (loss)		612,000,000		668,000,000		694,000,000	[1]
Direct costs		(436,000,000)		(456,000,000)		(569,000,000)	[1]
Allocated costs and provisions		(1,829,000,000)		(1,569,000,000)		(1,114,000,000)	[1]
Share of profit of equity method investments		0		0		0	[1]
Profit / (loss) before tax		(1,653,000,000)		(1,357,000,000)		(989,000,000)	[1]
Segment assets
Segment assets		19,972,000,000		22,227,000,000		24,901,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	10,000,000		14,000,000		17,000,000
Credit provisions and other impairment charges		1,548,000,000		1,287,000,000		796,000,000
Non-current asset additions		7,000,000		5,000,000		4,000,000
Retail Banking | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		559,000,000
Net fee and commission income / (loss)		82,000,000
Other		5,000,000
Total operating income / (loss)		646,000,000
Direct costs		(440,000,000)
Allocated costs and provisions		(2,022,000,000)
Share of profit of equity method investments		0
Profit / (loss) before tax		(1,816,000,000)
Segment assets
Segment assets		20,453,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	10,000,000
Credit provisions and other impairment charges		1,734,000,000
Non-current asset additions		7,000,000
Corporate And Investment Banking
Segment Reporting Information [Line Items]
Net interest income		601,000,000		743,000,000		696,000,000	[1]
Net fee and commission income / (loss)		83,000,000		98,000,000		90,000,000	[1]
Other		(13,000,000)		(63,000,000)		(46,000,000)	[1]
Total operating income / (loss)		671,000,000		778,000,000		740,000,000	[1]
Direct costs		(47,000,000)		(47,000,000)		(50,000,000)	[1]
Allocated costs and provisions		(1,106,000,000)		(755,000,000)		(421,000,000)	[1]
Share of profit of equity method investments		0		0		0	[1]
Profit / (loss) before tax		(482,000,000)		(24,000,000)		269,000,000	[1]
Segment assets
Segment assets		11,684,000,000		12,177,000,000		14,115,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	3,000,000		3,000,000		3,000,000
Credit provisions and other impairment charges		1,069,000,000		694,000,000		375,000,000
Non-current asset additions		9,000,000		13,000,000		27,000,000
Corporate And Investment Banking | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		739,000,000
Net fee and commission income / (loss)		89,000,000
Other		(20,000,000)
Total operating income / (loss)		808,000,000
Direct costs		(52,000,000)
Allocated costs and provisions		(1,761,000,000)
Share of profit of equity method investments		0
Profit / (loss) before tax		(1,005,000,000)
Segment assets
Segment assets		13,027,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	3,000,000
Credit provisions and other impairment charges		1,709,000,000
Non-current asset additions		9,000,000
Global Markets And Asset Management
Segment Reporting Information [Line Items]
Net interest income		101,000,000		189,000,000		(101,000,000)	[1]
Net fee and commission income / (loss)		(175,000,000)		(125,000,000)		(140,000,000)	[1]
Other		(72,000,000)		(105,000,000)		28,000,000	[1]
Total operating income / (loss)		(146,000,000)		(41,000,000)		(213,000,000)	[1]
Direct costs		(46,000,000)		(50,000,000)		(55,000,000)	[1]
Allocated costs and provisions		(127,000,000)		(66,000,000)		528,000,000	[1]
Share of profit of equity method investments		1,000,000		(2,000,000)		(4,000,000)	[1]
Profit / (loss) before tax		(318,000,000)		(159,000,000)		256,000,000	[1]
Segment assets
Segment assets		13,000,000,000		11,261,000,000		16,048,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	1,000,000		1,000,000		2,000,000
Credit provisions and other impairment charges		(10,000,000)		0		(548,000,000)
Non-current asset additions		4,000,000		32,000,000		0
Global Markets And Asset Management | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		101,000,000
Net fee and commission income / (loss)		(175,000,000)
Other		(72,000,000)
Total operating income / (loss)		(146,000,000)
Direct costs		(46,000,000)
Allocated costs and provisions		(127,000,000)
Share of profit of equity method investments		1,000,000
Profit / (loss) before tax		(318,000,000)
Segment assets
Segment assets		13,000,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	1,000,000
Credit provisions and other impairment charges		(10,000,000)
Non-current asset additions		4,000,000
Insurance
Segment Reporting Information [Line Items]
Net interest income		45,000,000		55,000,000		84,000,000	[1]
Net fee and commission income / (loss)		4,000,000		5,000,000		7,000,000	[1]
Other		80,000,000		103,000,000		102,000,000	[1]
Total operating income / (loss)		129,000,000		163,000,000		193,000,000	[1]
Direct costs		(83,000,000)		(90,000,000)		(98,000,000)	[1]
Allocated costs and provisions		(28,000,000)		(9,000,000)		14,000,000	[1]
Share of profit of equity method investments		1,000,000		1,000,000		1,000,000	[1]
Profit / (loss) before tax		19,000,000		65,000,000		110,000,000	[1]
Segment assets
Segment assets		2,756,000,000		2,613,000,000		3,365,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	9,000,000		8,000,000		8,000,000
Credit provisions and other impairment charges		34,000,000		59,000,000		(17,000,000)
Non-current asset additions		5,000,000		4,000,000		3,000,000
Insurance | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		45,000,000
Net fee and commission income / (loss)		4,000,000
Other		80,000,000
Total operating income / (loss)		129,000,000
Direct costs		(83,000,000)
Allocated costs and provisions		(28,000,000)
Share of profit of equity method investments		1,000,000
Profit / (loss) before tax		19,000,000
Segment assets
Segment assets		2,756,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	9,000,000
Credit provisions and other impairment charges		34,000,000
Non-current asset additions		5,000,000
International
Segment Reporting Information [Line Items]
Net interest income		332,000,000		319,000,000		299,000,000	[1]
Net fee and commission income / (loss)		95,000,000		93,000,000		90,000,000	[1]
Other		14,000,000		14,000,000		15,000,000	[1]
Total operating income / (loss)		441,000,000		426,000,000		404,000,000	[1]
Direct costs		(259,000,000)		(253,000,000)		(260,000,000)	[1]
Allocated costs and provisions		(167,000,000)		(128,000,000)		(117,000,000)	[1]
Share of profit of equity method investments		1,000,000		1,000,000		1,000,000	[1]
Profit / (loss) before tax		16,000,000		46,000,000		28,000,000	[1]
Segment assets
Segment assets		9,557,000,000		9,427,000,000		9,505,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	21,000,000		24,000,000		27,000,000
Credit provisions and other impairment charges		155,000,000		127,000,000		114,000,000
Non-current asset additions		20,000,000		37,000,000		22,000,000
International | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		332,000,000
Net fee and commission income / (loss)		95,000,000
Other		14,000,000
Total operating income / (loss)		441,000,000
Direct costs		(259,000,000)
Allocated costs and provisions		(167,000,000)
Share of profit of equity method investments		1,000,000
Profit / (loss) before tax		16,000,000
Segment assets
Segment assets		9,557,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	21,000,000
Credit provisions and other impairment charges		155,000,000
Non-current asset additions		20,000,000
Turkish Operations
Segment Reporting Information [Line Items]
Net interest income		0		0		1,299,000,000	[1]
Net fee and commission income / (loss)		0		0		401,000,000	[1]
Other		0		0		44,000,000	[1]
Total operating income / (loss)		0		0		1,744,000,000	[1]
Direct costs		0		0		(859,000,000)	[1]
Allocated costs and provisions		0		0		(338,000,000)	[1]
Share of profit of equity method investments		0		0		(3,000,000)	[1]
Profit / (loss) before tax		0		0		544,000,000	[1]
Segment assets
Segment assets		0		27,220,000,000		23,373,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	0		0		67,000,000
Credit provisions and other impairment charges		0		0		339,000,000
Non-current asset additions		0		418,000,000		102,000,000
Turkish Operations | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		0
Net fee and commission income / (loss)		0
Other		0
Total operating income / (loss)		0
Direct costs		0
Allocated costs and provisions		0
Share of profit of equity method investments		0
Profit / (loss) before tax		0
Segment assets
Segment assets		0
Other Segment Items [Abstract]
Depreciation & amortization	[4]	0
Credit provisions and other impairment charges		0
Non-current asset additions		0
Other
Segment Reporting Information [Line Items]
Net interest income		129,000,000		119,000,000		261,000,000	[1]
Net fee and commission income / (loss)		(2,000,000)		(4,000,000)		6,000,000	[1]
Other		(33,000,000)		(45,000,000)		(58,000,000)	[1]
Total operating income / (loss)		94,000,000		70,000,000		209,000,000	[1]
Direct costs		(42,000,000)		(52,000,000)		(286,000,000)	[1]
Allocated costs and provisions		(537,000,000)		(405,000,000)		(320,000,000)	[1]
Share of profit of equity method investments		0		1,000,000		0	[1]
Profit / (loss) before tax		(485,000,000)		(386,000,000)		(397,000,000)	[1]
Segment assets
Segment assets		18,997,000,000		23,154,000,000		16,768,000,000	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	77,000,000		79,000,000		102,000,000
Credit provisions and other impairment charges		641,000,000		356,000,000		314,000,000
Non-current asset additions		134,000,000		340,000,000		54,000,000
Other | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		129,000,000
Net fee and commission income / (loss)		(2,000,000)
Other		(33,000,000)
Total operating income / (loss)		94,000,000
Direct costs		(42,000,000)
Allocated costs and provisions		(537,000,000)
Share of profit of equity method investments		0
Profit / (loss) before tax		(485,000,000)
Segment assets
Segment assets		18,997,000,000
Other Segment Items [Abstract]
Depreciation & amortization	[4]	77,000,000
Credit provisions and other impairment charges		641,000,000
Non-current asset additions		134,000,000
SAU
Segment Reporting Information [Line Items]
Net interest income		176,000,000		0		0	[1]
Net fee and commission income / (loss)		7,000,000		0		0	[1]
Other		(12,000,000)		0		0	[1]
Total operating income / (loss)		171,000,000		0		0	[1]
Direct costs		(9,000,000)		0		0	[1]
Allocated costs and provisions		(848,000,000)		€ 0		€ 0	[1]
Share of profit of equity method investments		0					[1]
Profit / (loss) before tax		(686,000,000)		€ 0		€ 0	[1]
Segment assets
Segment assets		1,824,000,000		2,587,000,000		0	[1]
Other Segment Items [Abstract]
Depreciation & amortization	[2]	0		0		0
Credit provisions and other impairment charges		826,000,000		0		0
Non-current asset additions		0		€ 0		€ 0
SAU | Presentation of SAU segment incorporated into the retail and corporate business segments
Segment Reporting Information [Line Items]
Net interest income		0
Net fee and commission income / (loss)		0
Other		0
Total operating income / (loss)		0
Direct costs		0
Allocated costs and provisions		0
Share of profit of equity method investments		0
Profit / (loss) before tax
Segment assets
Segment assets		0
Other Segment Items [Abstract]
Depreciation & amortization	[4]	0
Credit provisions and other impairment charges		0
Non-current asset additions		€ 0

[1]	In accordance with ASU 280-10-55-19, the 2013 segment information has not been restated for the impact of Finansbank disposal (i.e.discontinued operations).
[2]	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[3]	Restated
[4]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.
[5]	Total revenue and Income/(loss) before income tax were calculated based on continuing operations
[6]	Total revenue includes OTTI on available for sale securities.